UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/    Howard M. Felson     New York, NY/USA     February 05, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-11378                     Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $51,016 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      272    63920 SH       DEFINED                 63920        0        0
AMERICAN EXPRESS CO            COM              025816109     1242    21600 SH       DEFINED                 21600        0        0
ARGAN INC                      COM              04010E109     1440    80000 SH       DEFINED                 80000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5496       41 SH       DEFINED                    41        0        0
COCA COLA CO                   COM              191216100     2387    65854 SH       DEFINED                 65854        0        0
FASTENAL CO                    COM              311900104      746    16000 SH       DEFINED                 16000        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100     2226    67900 SH       DEFINED                 67900        0        0
GOOGLE INC                     CL A             38259P508     3132     4428 SH       DEFINED                  4428        0        0
GROUPON INC                    COM CL A         399473107     1637   336876 SH       DEFINED                336876        0        0
HIGHER ONE HLDGS INC           COM              42983D104     2108   200000 SH       DEFINED                200000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      508    10754 SH       DEFINED                 10754        0        0
LOWES COS INC                  COM              548661107     4871   137135 SH       DEFINED                137135        0        0
MASTERCARD INC                 CL A             57636Q104     3273     6663 SH       DEFINED                  6663        0        0
MCDONALDS CORP                 COM              580135101      406     4600 SH       DEFINED                  4600        0        0
MEDASSETS INC                  COM              584045108     1258    75000 SH       DEFINED                 75000        0        0
NETFLIX INC                    COM              64110L106     1230    13285 SH       DEFINED                 13285        0        0
PROCTER & GAMBLE CO            COM              742718109     3958    58300 SH       DEFINED                 58300        0        0
QUALCOMM INC                   COM              747525103     1898    30678 SH       DEFINED                 30678        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     5113   356068 SH       DEFINED                356068        0        0
WORKDAY INC                    CL A             98138H101     6104   111992 SH       DEFINED                111992        0        0
XO GROUP INC                   COM              983772104     1711   184001 SH       DEFINED                184001        0        0